APPLICATION OF NEW, AMENDED AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD ("IASB") (collectively, "IFRS Accounting Standards")	12 Months Ended
Dec. 31, 2025
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APPLICATION OF NEW, AMENDED AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD ("IASB") (collectively, "IFRS Accounting Standards")
3.	APPLICATION OF NEW, AMENDED AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRS Accounting Standards”)

a.	Amendments to IFRS Accounting Standards that are mandatorily effective for the current year
In the current year, the Group applied the amendments to IAS 21 “Lack of Exchangeability.”
The initial application of the aforementioned new, revised or amended standards and interpretations did not have material impact on the Group’s accounting policies.

b.	New, revised or amended IFRS Accounting Standards in issue but not yet effective
The Group has not applied the following new, revised or amended IFRS Accounting Standards that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date Announced by IASB (Note 1)

Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Amendments to IFRS 9 and IFRS 7 “Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 18 “Presentation and Disclosures in Financial Statements”	January 1, 2027

Note 1:	Unless stated otherwise, the above IFRS Accounting Standards are effective for annual reporting periods beginning on or after their respective effective dates.

c.	Material changes in accounting policy resulted from new, revised and amended IFRS Accounting Standards in issue but not yet effective
Except for the following, as of the date that the accompanying consolidated financial statements were authorized for issue, the Group is continuously assessing other impacts of the above amended standards and interpretations on the Group’s financial position and financial performance and will disclose the relevant impacts when the assessment is completed.
IFRS 18 “Presentation and Disclosure in Financial Statements” and consequential amendments
IFRS 18 will supersede IAS 1 “Presentation of Financial Statements”. The main changes comprise:

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To classify items of income and expenses presented in the statement of profit or loss into the operating, investing, financing, income taxes and discontinued operations categories, the Group shall assess whether it has specified main business activities of investing in particular types of assets and providing financing to customers.

●	The statement of profit or loss shall present totals and subtotals for operating profit or loss, profit or loss before financing and income taxes and profit or loss.

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Provides guidance to enhance the requirements of aggregation and disaggregation: The Group shall identify the assets, liabilities, equity, income, expenses and cash flows that arise from individual transactions or other events and shall classify and aggregate them into groups based on shared characteristics, so as to result in the presentation in the primary financial statements of line items that have at least one similar characteristic. The Group shall disaggregate items with dissimilar characteristics in the primary financial statements and in the notes. The Group labels items as “other” only if it cannot find a more informative label.

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Disclosures on Management-defined Performance Measures (MPMs): When in public communications outside financial statements and communicating to users of financial statements management’s view of an aspect of the financial performance of the Group as a whole, the Group shall disclose related information about its MPMs in a single note to the financial statements, including the description of such measures, calculations, reconciliations to the subtotal or total specified by IFRS Accounting Standards, and the income tax and non-controlling interests effects of related reconciliation items.

In addition, the following consequential amendments have been made to IAS 7 “Statement of Cash Flows”:

●	The Group shall use operating profit or loss as the starting point when presenting cash flows from operating activities under the indirect method.

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Interest and dividends received by the Group shall be classified as investing activities, while interest and dividends paid shall be classified as financing activities. However, if, after assessment, the Group has a specific main operating activity, it shall determine how to classify dividends received, interest received and interest paid in the statement of cash flows by referring to how it classifies dividend income, interest income and interest expense in the statement of profit or loss. The total of each of these cash flows shall be classified in a single category in the statement of cash flows.